Credit Risk Manager Report
March 2006
SASCO 2006-S1
2006 Clayton Fixed Income Services Inc. All rights reserved.

2006 Clayton Fixed Income Services Inc. All rights reserved.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security.

The Report is based upon information provided to Clayton Fixed Income Services by third parties and therefore Clayton Fixed Income Services cannot, and does not, warrant that the information contained in this Report is accurate or complete.
Executive Summary
Section One
Loan-Level Report
Section Two
Prepayment Penalty Analysis
Section Three
Analytics
Section Four
Table of Contents
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2006 Clayton Fixed Income Services Inc. All rights reserved.
$442,615,516
8,626
$428,744,576
8,421
96.86%
97.62%
Collateral Balance
Loan Count
2/28/2006 as a Percentage of
Closing Date
2/28/2006
Closing Date
Executive Summary
March 2006
Transaction Summary
Collateral Summary
SASCO 2006-S1
2
Closing Date: 02/28/2006
Depositor: Structured Asset Securities Corporation
Trustee(s): U. S. Bank
Master Servicer: Aurora Loan Services Master Servicing
Servicer(s): Aurora Loan Services, GMAC Mortgage
Delinquency Reporting Method: OTS
1
2006 Clayton Fixed Income Services Inc. All rights reserved.
1
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and
90 days delinquent and the third immediately succeeding month.
2
These figures are based upon information provided to Clayton Fixed Income Services Inc. by the servicers on a monthly basis.
Collateral Statistics
Loan Count Summed Balance
First Payment Default 0 $0
Early Payment Default* 4 $129,634
Multiple Loans to One Borrower 617 $20,836,784
*A default that occurs on the second or third scheduled payment.
Prepayments
Remittance Date Begining Collateral Balance Total Prepayments Percentage of Prepayment
3/25/2006 $436,342,000 $12,840,587 2.94%
Prepayment Penalty Analysis
Prepayment Penalty Issues
During the 3/25/2006 distribution cycle, one loan with an active prepayment penalty flag was paid off.
The servicer remitted a penalty in the amount of $3,352.
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Two
Loan-Level Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
FICO : Represents the borrower's credit score at the time of securitization/origination.
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower. Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on
Clayton Fixed Income Services Inc.'s internal formulas. Several value appraisals may exist for a value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan.
The right-most character specifies the last known delinquency status, according to the following:
C
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment had not arrived within thirty days.
The contractually due payment had not arrived within sixty days.
The contractually due payment had not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
Delinquency Method: The delinquencies for this security are calculated according to the OTS method: a current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
believed to be the most accurate value according to these formulas is shown on the report. When no based on credit class.
Loan-Level Report Definitions
2006 Clayton Fixed Income Services Inc. All rights reserved.
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency
State
Orig.
Current Value
CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
MI Cert #
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$34,865
359219652
NV
684
11/1/2005
12/1/2005
Int. Est. 14.97%
19.68% 99.93%
3/1/2007 3
Monitor
$233,000
$177,080
$34,887
$34,865 9/30/2005
Default Reason: (Unknown)
$186,064
124.76%
4/11/2006 This loan was added to the Watchlist because it is an early-payment default with no documentation.
$24,986
359219654
TX
658
11/1/2005
12/1/2005
Int. Est. 16.55%
21.77% 99.94%
12/1/2006 3
Monitor
$151,000
$114,760
$25,000
$24,986 9/30/2005
Default Reason: (Unknown)
$117,046
123.76%
4/11/2006 This loan was added to the Watchlist because it is an early-payment default, with low documentation, and originated for the purchase of an investment home.
$44,796
359219688
AZ
679
11/1/2005
12/1/2005
Int. Est. 19.95%
26.19% 99.75%
4/1/2007 3
Monitor
$225,000
$171,000
$44,907
$44,796 9/30/2005
Default Reason: (Unknown)
$179,627
131.24%
4/11/2006 This loan was added to the Watchlist because it is an early-payment default with no documentation.
$24,988
359219726
NC
687
11/1/2005
12/1/2005
Int. Est. 18.11%
23.82% 99.95%
2/1/2007 3
Monitor
$138,000
$104,880
$25,000
$24,988 9/30/2005
Default Reason: (Unknown)
$97,877
117.14%
4/11/2006 This loan was added to the Watchlist because it is an early-payment default, with no documentation, and originated for the purchase of an investment home.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: February 28, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 1 1
Section Three
Prepayment Penalty Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
Trustee Remittance Date
Amount Remitted to the Trust
3/25/2006 2/25/2006 1/25/2006 12/25/2005 11/25/2005 10/25/2005
$3,352 $0 $0 $0 $0 $0
Amount Remitted by the Servicers
$0 $0 $0 $0 $0 $3,352
$0
Difference
$0
$0
$0
$0
$0
Total Collections by the Servicers
Total Paid-Off Loans
Total Paid-Off Loans with Prepayment Flags
Exceptions
205
1
0 0 0 0 0
0 0 0 0 0
Expired Prepayment Clauses (as stated in the Note) 0 0 0 0 0 0
Liquidated out of REO Status 0 0 0 0 0 0
Acceleration of Debt 0 0 0 0 0 0
Loss Mitigation (Short Sales, Charge Offs) 0 0 0 0 0 0
Documentation Issues Preventing the Collection of Prepayment Penalties 0 0 0 0 0 0
Other - Actions Preventing the Collection of Prepayment Penalties 0 0 0 0 0 0
1 0 0 0 0 0
Total Paid-Off Loans with Active Prepayment Flags
0
Other Exceptions
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
0
0
0
0
0
0 0
0
0
0
0
Aggregate Paid-Off Loans
Loans with Active Prepayment Flags with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
1
0
0
0
0
0
0
0
0
0
0
0
Total Loans with Penalties Remitted
1 0 0 0 0 0
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Penalties Remitted for loans with Active Prepayment Flags
0.49% 100.00% 100.00% 100.00% 100.00% 100.00%
100.00% 100.00% 100.00% 100.00% 100.00% 100.00%
SASCO 2006-S1 Prepayment Penalty Analysis
Trustee Remittance Date: March 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Number
Years to
Date
Amount
Date
Delinquency History
Expiration
State
Remitted Payoff Amount
% of PPP to
Origination
Payoff
PPP
Comments
Expiration
Loan
10/26/2005 0031881055 0 10/26/2008 3 $86,427 NV 4% $3,352
SASCO 2006-S1 Paid-Off Mortgages With Prepayment Flags
Trustee Remittance Date: March 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Four
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1 FICO Distribution by Status
Mortgage Data Through: February 28, 2006
Status
# of Loans
Average Std. Deviation
FICO is a registered trademark of Fair Isaac Corporation
Current 8,416 703 39.928
Delinquent 5 680 13.649
Paid Off 205 702 39.921
Total: 8,626
2006 Clayton Fixed Income Services Inc. All rights reserved.
Status
Average
# of Loans
Std. Deviation
Current 8,416 7.12% 93.95%
Delinquent 5 4.58% 93.29%
Paid Off 205 9.41% 90.38%
Total:
8,626
SASCO 2006-S1 Loan-to-Value Distribution by Status
Mortgage Data Through: February 28, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Status
# of Loans
Average
Std. Deviation
SASCO 2006-S1 Balance Distribution by Delinquency
Mortgage Data Through: February 28, 2006
Current 8,416 $50,925.26 $41,285.24
Delinquent 5 $31,512.84 $8,451.09
2006 Clayton Fixed Income Services Inc. All rights reserved.
Total:
8,421
# of Loans
Other
120
180
240
360
8,626 0 1 4,969 44 3,612
SASCO 2006-S1 Mortgage Term Distribution By Status
Mortgage Data Through: February 28, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Cash-out refinance
Purchase
Rate/term
Home
Other
707 8.2%
89.6% 7,726
2.2% 193
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
8.1% 684
89.6% 7,542
2.3% 190
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
Cash-out refinance
Purchase
Rate/term
Home
Other
0.0% 0
100.0% 5
0.0% 0
0.0% 0
0.0% 0
11.2% 23
87.3% 179
1.5% 3
0.0% 0
0.0% 0
Total
8,626
100%
Total
8,416
100%
Total
5
100%
Total
205
100%
SASCO 2006-S1 Mortgage Purpose Distribution
Mortgage Data through: February 28, 2006
Origination Statistics
Purpose
Number Percentage
8,626 Number of Loans:
Current Loans
Purpose
Number Percentage
Delinquent Loans
Purpose
Number Percentage
Paid Off Loans
Purpose
Number Percentage
Number of Loans: 8,416 Number of Loans: 5 Number of Loans: 205
2006 Clayton Fixed Income Services Inc. All rights reserved.
# of Loans
Title
3,555 Investment Home
4,425 Primary Home
646 Second Home
SASCO 2006-S1 Ownership Distribution by Status
Mortgage Data Through: February 28, 2006
8,626
Total:
2006 Clayton Fixed Income Services Inc. All rights reserved.

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